SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual, Percentage		5.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements, Estimated Useful Life	Shorter of lease term or the estimated useful lives of the assets
Estimated Residual, Percentage		0.00%
Minimum [Member] | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Minimum [Member] | Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Estimated Residual, Percentage	2.00%
Maximum [Member] | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Maximum [Member] | Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Maximum [Member] | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Estimated Residual, Percentage	5.00%